CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amount of commitment fee paid to investors	$ 2,800,000
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	18,232,130	$ 2,436,369	$ 9,724,925
Restricted cash	199,079	40,202	60,206
Total cash, cash equivalents, and restricted cash	$ 18,431,209	$ 2,476,571	$ 9,785,131